Risk management - Credit risk concentration (Details) - Trade and other receivables	Dec. 31, 2022	Dec. 31, 2021
Top five counterparties
Disclosure of credit risk exposure
Concentration of credit risks by main counterparties, % from total amount	31.00%	64.00%
Others
Disclosure of credit risk exposure
Concentration of credit risks by main counterparties, % from total amount	69.00%	36.00%